Segment Information - Disclosure of Contribution of Revenue More than 10% from Geographical Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 890,884	$ 10,428	₨ 897,603	₨ 904,876
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	890,916		897,943	909,348
Operating Segments [member] | Revenue greater than 10% percent benchmark
Disclosure of operating segments [line items]
Revenue	625,184		621,353	619,713
Operating Segments [member] | United States of America [member]
Disclosure of operating segments [line items]
Revenue	529,943		512,740	506,690
Operating Segments [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	₨ 95,241		₨ 108,613	₨ 113,023